Cash Flow Information (Details Narrative) - AUD ($)		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2017
Cash Flow Information
Subscription receivables	[1]	$ 2,612,139
Unpaid recognised expenses		$ 114,861
Financed insurance policies as borrowings			$ 162,457

[1]	Represents uncleared funds from the Capital Raising as at 30 June 2016. Funds were received on 7 July 2016 upon the issuance of shares.